SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 3,834,075	$ 2,240,166
Timing differences
Total gross deferred tax assets	3,834,075	2,240,166
Less: Deferred tax asset valuation allowance	(3,834,075)	(2,240,166)
Total net deferred taxes